SUMMARY OF PROPERTY AND EQUIPMENT, NET, BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 2,113	$ 2,045	$ 2,045	$ 1,999
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	31	34	34	61
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 2,082	$ 2,011	$ 2,011	$ 1,938